Note 18 - Other Charges (Detail) - Changes in the restructuring provision, 2010 events (Fiscal 2010 Restructuring Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2011
Balance	$ 29
Accruals and adjustments	87	156
Cash draw downs	(116)
Workforce Reduction [Member]
Balance	29
Accruals and adjustments	87
Cash draw downs	$ (116)